MML SERIES INVESTMENT FUND
MML Foreign Fund
(the “Fund”)
Supplement dated July 1, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective July 1, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses (page 19 of the Prospectus) in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees(1)	.86%	.86%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.05%	.05%
Total Annual Fund Operating Expenses	.91%	1.16%
Fee Waiver	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.89%	1.14%

(1)
Management Fees have been restated to reflect current fees.

(2)
MML Advisers has agreed to waive .02% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Initial Class	$91	$286	$500	$1,116
Service Class	$116	$365	$635	$1,406
The following information for the Fund found in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies on page 86 of the Prospectus is hereby removed:
MML Foreign Fund. MML Advisers has agreed to voluntarily waive an additional .01% of its management fees. MML Advisers may amend or discontinue this waiver at any time without advance notice.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-20-01
F-20-01

MML SERIES INVESTMENT FUND
MML Fundamental Equity Fund
(the “Fund”)
Supplement dated July 1, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective July 1, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses (page 23 of the Prospectus) in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees(1)	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.25%	.25%
Total Annual Fund Operating Expenses	.85%	1.10%

(1)
Management Fees have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Initial Class	$87	$271	$471	$1,049
Service Class	$112	$350	$606	$1,340
The following information for the Fund found in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies on page 86 of the Prospectus is hereby removed:
MML Fundamental Equity Fund. MML Advisers has agreed to voluntarily waive .02% of its management fees. MML Advisers may amend or discontinue this waiver at any time without advance notice.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-20-02
FG-20-01

MML SERIES INVESTMENT FUND
MML Foreign Fund
MML Fundamental Equity Fund
Supplement dated July 1, 2020 to the
Statement of Additional Information dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information replaces similar information found in the fourth paragraph under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements on pages B-53 – B-54:
The Trust, on behalf of each Fund, pays MML Advisers an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:
Fund
MML Foreign	0.86% on the first $500 million; and 0.82% on any excess over $500 million
MML Fundamental Equity	0.60% on the first $250 million; and 0.58% on any excess over $250 million
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-20-01